Note 8- Stock-based Compensation (Details Textual) - USD ($)		3 Months Ended		12 Months Ended
	Jan. 01, 2023	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Statement [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value				$ 9.87	$ 44.66
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Vested in Period, Fair Value		$ 100,000	$ 200,000	$ 800,000	$ 800,000
Share-Based Payment Arrangement, Shares Withheld for Tax Withholding Obligation			274	685
Share-Based Payment Arrangement, Expense		121,371	$ 278,131	$ 928,052	897,260
Share-Based Payment Arrangement, Option [Member]
Statement [Line Items]
Share-Based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Amount		$ 400,000		$ 900,000
Share-Based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Period for Recognition		1 year 3 months 7 days		1 year 6 months
Restricted Stock Units (RSUs) [Member]
Statement [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Award Vesting Period		18 months		18 months
Restricted Stock Units (RSUs) [Member] | Director [Member]
Statement [Line Items]
Share-Based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Amount		$ 48,000,000,000		$ 100,000
Share-Based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Period for Recognition		1 year 14 days		1 year 3 months 18 days
Share-Based Payment Arrangement, Expense		$ 14,000	$ 16,000	$ 65,000	$ 54,000
Equity Incentive Plan 2015 [Member]
Statement [Line Items]
Percentage of Total Shares Eligible for Plan Reserve, On an Annual Basis		4.00%		4.00%
Share-Based Compensation Arrangement by Share-Based Payment Award, Number of Additional Shares Authorized	81,582
Equity Incentive Plan 2015 [Member] | Subsequent Event [Member]
Statement [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Number of Additional Shares Authorized	81,582